UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vision Capital Advisors, LLC
Address: 20 W. 55th Street
         5th Floor
         New York, NY  10019

13F File Number:  28-13018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Benowitz
Title:     Portfolio Manager
Phone:     (212) 849-8225

Signature, Place, and Date of Signing:

     /s/ Adam Benowitz     New York, NY/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $10,266 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHINA ARCHITECTURAL ENGR INC   COM              16937S102      497    91115 SH       SOLE                    91115        0        0
CHINA FIRE & SEC GROUP INC     COM              16938R103     6722   958896 SH       SOLE                   958896        0        0
DIGITALFX INTL INC             COM              25389E107      133   141702 SH       SOLE                   141702        0        0
LEADING BRANDS INC             COM              52170U108      663   566667 SH       SOLE                   566667        0        0
LUCAS ENERGY INC               COM NEW          549333201     1286   417633 SH       SOLE                   417633        0        0
MPC CORPORATION                COM              553166109      704  2010644 SH       SOLE                  2010644        0        0
SECURITY W ADVANCED TECHNOLO   COM              815175104      114   190552 SH       SOLE                   190552        0        0
VALUERICH INC                  COM              92046V104      139   464286 SH       SOLE                   464286        0        0
VIRTUALSCOPICS INC             COM              928269109        8    10959 SH       SOLE                    10959        0        0